Property Plant and Equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	£ 866
Ending Balance	521	£ 866
Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2,297	2,187
Additions	25	10
Re-measurement	4	483
Disposals	(10)	(401)
Effect of foreign currency exchange differences	(23)	18
Ending Balance	2,293	2,297
Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(1,431)	(1,336)
Charge for the year	367	473
Disposals	10	401
Effect of foreign currency exchange differences	(16)	23
Ending Balance	(1,772)	(1,431)
Right of Use Assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	599
Ending Balance	385	599
Right of Use Assets [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,356	1,093
Re-measurement	4	483
Disposals		(237)
Effect of foreign currency exchange differences	(22)	17
Ending Balance	1,338	1,356
Right of Use Assets [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(757)	(721)
Charge for the year	212	251
Disposals		237
Effect of foreign currency exchange differences	(16)	22
Ending Balance	(953)	(757)
Office and Computer Equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	84
Ending Balance	35	84
Office and Computer Equipment [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	356	379
Additions	4	10
Disposals	(10)	(34)
Effect of foreign currency exchange differences	(1)	1
Ending Balance	349	356
Office and Computer Equipment [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(272)	(249)
Charge for the year	52	56
Disposals	10	34
Effect of foreign currency exchange differences		1
Ending Balance	(314)	(272)
Fixtures and Fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	183
Ending Balance	101	183
Fixtures and Fittings [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	585	715
Additions	21
Disposals		(130)
Ending Balance	606	585
Fixtures and Fittings [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(402)	(366)
Charge for the year	103	166
Disposals		130
Ending Balance	£ (505)	£ (402)